Debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
	December 31,	December 31,
	2022	2021
Total debt	$40,000	$15,000

Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
		Cash flows
	December 31,			December 31,
	2021	Proceeds	Repayment	2022
Total debt	$15,000	$55,000	$(30,000)	$40,000
Total liabilities from financing activities	$15,000	$55,000	$(30,000)	$40,000

		Cash flows
	December 31,			December 31,
	2020	Proceeds	Repayment	2021
Total debt	$24,788	$15,000	$(24,788)	$15,000